OTHER NON-INTEREST INCOME	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
OTHER NON-INTEREST INCOME	9. OTHER NON-INTEREST INCOME Other non-interest income consisted of the following:
	Year Ended September 30,
	2011	2010	2009

Life insurance contracts	$595	$586	$597
Other	231	274	306

	$826	$860	$903